Supplementary Financial Data - Quarterly Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Nov. 03, 2019	Aug. 04, 2019	May 05, 2019	Feb. 03, 2019	Nov. 04, 2018	Aug. 05, 2018	May 06, 2018	Feb. 04, 2018	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Quarterly Financial Information Disclosure [Abstract]
Net revenue	$ 5,776,000,000	$ 5,515,000,000	$ 5,517,000,000	$ 5,789,000,000	$ 5,444,000,000	$ 5,063,000,000	$ 5,014,000,000	$ 5,327,000,000	$ 22,597,000,000	$ 20,848,000,000	$ 17,636,000,000
Gross margin	3,152,000,000	3,034,000,000	3,089,000,000	3,208,000,000	2,935,000,000	2,619,000,000	2,551,000,000	2,628,000,000	12,483,000,000	10,733,000,000	8,509,000,000
Operating income (loss)	1,054,000,000	865,000,000	970,000,000	555,000,000	1,652,000,000	1,339,000,000	1,201,000,000	943,000,000	3,444,000,000	5,135,000,000	2,371,000,000
Income from continuing operations	847,000,000	715,000,000	693,000,000	481,000,000	1,115,000,000	1,197,000,000	3,736,000,000	6,581,000,000	2,736,000,000	12,629,000,000	1,790,000,000
Loss from discontinued operations, net of income taxes	0	0	(2,000,000)	(10,000,000)	0	(1,000,000)	(3,000,000)	(15,000,000)	(12,000,000)	(19,000,000)	(6,000,000)
Net income	847,000,000	715,000,000	691,000,000	471,000,000	1,115,000,000	1,196,000,000	3,733,000,000	6,566,000,000	2,724,000,000	12,610,000,000	1,784,000,000
Dividends on preferred stock	29,000,000	0	0	0	0	0	0	0	29,000,000	0	0
Net income attributable to noncontrolling interest	0	0	0	0	0	0	15,000,000	336,000,000	0	351,000,000	92,000,000
Net income attributable to common stock	$ 818,000,000	$ 715,000,000	$ 691,000,000	$ 471,000,000	$ 1,115,000,000	$ 1,196,000,000	$ 3,718,000,000	$ 6,230,000,000	$ 2,695,000,000	$ 12,259,000,000	$ 1,692,000,000
Diluted income per share from continuing operations (in dollars per share)	$ 1.97	$ 1.71	$ 1.64	$ 1.15	$ 2.64	$ 2.71	$ 8.34	$ 14.66	$ 6.46	$ 28.48	$ 4.03
Diluted loss per share from discontinued operations, net of income taxes (in dollars per share)	0	0	0	(0.03)	0	0	(0.01)	(0.04)	(0.03)	(0.04)	(0.01)
Diluted net income per share (in dollars per share)	1.97	1.71	1.64	1.12	2.64	2.71	8.33	14.62	6.43	28.44	$ 4.02
Dividends declared and paid per share (in dollars per share)	$ 2.65	$ 2.65	$ 2.65	$ 2.65	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 10.60	$ 7.00
Amortization of acquisition-related intangible assets	$ 1,301,000,000	$ 1,303,000,000	$ 1,299,000,000	$ 1,309,000,000	$ 829,000,000	$ 830,000,000	$ 832,000,000	$ 1,054,000,000
Impairment on investment									$ 0	$ 106,000,000	$ 0
Gain (Loss) on Extinguishment of Debt					$ (106,000,000)				0	0	(166,000,000)
Purchase accounting effect on inventory								70,000,000	0	70,000,000	4,000,000
Restructuring, impairment and disposal charges				$ 629,000,000				$ 145,000,000	$ 736,000,000	$ 219,000,000	$ 161,000,000